ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jan. 30, 2023
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	$ 3,200,000	$ 0	$ 5,900,000	$ 1,200,000
Gains (losses) recorded for acquisition activity			$ 0	$ 0
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Express Acquisitions LLC
Business Acquisition [Line Items]
Sale of division					$ 293,000,000